Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended	50 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 02, 2020	Dec. 31, 2019	May 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 11, 2017	Dec. 31, 2016	Nov. 14, 2016	Dec. 31, 2015	Dec. 31, 2014
C000168333
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Partners Fund
Account Value	$ 22,629	$ 22,629	$ 22,629	$ 22,629	$ 22,629				$ 19,690				$ 17,025	$ 17,834	$ 13,762		$ 13,699		$ 10,482	$ 11,917		$ 10,434		$ 8,412	$ 9,424
C000168334
Account Value [Line Items]
Account Value	23,156	23,156	23,156	23,156	23,156				20,220				17,553	18,449	14,285		14,277		10,960	12,510		10,992		8,891	10,000
C000244343
Account Value [Line Items]
Account Value	13,392	13,392	13,392	13,392	13,392	$ 13,365	$ 11,988	$ 12,718	11,600	$ 10,445	$ 10,667	$ 10,000
C000168335
Account Value [Line Items]
Account Value	24,830	24,830	24,830	24,830	24,830				21,517				18,538	19,358	14,887		14,772		11,261	12,763		11,138		8,953	10,000
C000219866
Account Value [Line Items]
Account Value	20,768	$ 20,768	20,768	20,768	20,768				18,031				15,556	16,265	12,522	$ 10,000
C000168336
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Value Fund
Account Value	19,670	$ 19,670	19,670	19,670	19,670				17,464				16,242	16,740	13,149		13,498		10,277	11,515		9,807		8,842	9,424
C000168337
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Value Fund
Account Value	19,609	$ 19,609	19,609	19,609	19,609				17,409				16,191	16,816	13,316		13,778		10,572	11,933		10,240		9,308	10,000
C000168339
Account Value [Line Items]
Account Value	21,365	$ 21,365	21,365	21,365	21,365				18,918				17,556	18,045	14,146		14,488		11,002	12,298		10,448		9,401	10,000
C000168329
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Large Cap Alpha Fund
Account Value	22,401	$ 22,401	22,401	22,401	22,401				18,510				16,344	17,135	13,931		14,076		10,767	11,873		10,035		9,234	9,426
C000168330
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Large Cap Alpha Fund
Account Value	22,292	$ 22,292	22,292	22,292	22,292				18,419				16,264	17,191	14,085		14,350		11,064	12,298		10,479		9,720	10,000
C000168332
Account Value [Line Items]
Account Value	24,265	$ 24,265	24,265	24,265	24,265				20,012				17,630	18,447	14,963		15,089		11,520	12,675		10,690		9,818	10,000
C000168416
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Investors Fund
Account Value	22,211	$ 22,211	22,211	22,211	22,211				18,375				16,237	16,570	13,178		13,403		10,470	11,552		9,934		9,039	9,425
C000168417
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Investors Fund
Account Value	22,208	$ 22,208	22,208	22,208	22,208				18,373				16,235	16,684	13,370		13,702		10,782	11,991		10,383		9,519	10,000
C000168419
Account Value [Line Items]
Account Value	24,239	$ 24,239	24,239	24,239	24,239				19,991				17,610	17,921	14,215		14,419		11,234	12,353		10,595		9,617	10,000
C000168359
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Global Energy Transition Fund
Account Value	12,301	$ 12,301	12,301	12,301	12,301				10,601				11,608	8,598	4,698		3,689		4,886	9,016		8,925		5,828	9,426
C000168360
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Global Energy Transition Fund
Account Value	12,239	$ 12,239	12,239	12,239	12,239				10,548				11,550	8,623	4,748		3,759		5,019	9,340		9,318		6,133	10,000
C000168362
Account Value [Line Items]
Account Value	13,478	$ 13,478	13,478	13,478	13,478				11,581				12,638	9,330	5,081		3,974		5,251	9,659		9,529		6,201	10,000
C000168408
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Growth Fund
Account Value	16,785	$ 16,785	16,785	16,785	16,785				15,111				12,613	20,044	22,537		16,350		11,855	13,024		9,516		9,432	9,425
C000168409
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Growth Fund
Account Value	16,761	$ 16,761	16,761	16,761	16,761				15,089				12,595	20,170	22,849		16,706		12,205	13,510		9,945		9,933	10,000
C000193682
Account Value [Line Items]
Account Value	15,345	15,345	15,345	15,345	15,345				13,770				11,453	18,138	20,321		14,692		10,617	11,623	$ 10,000
C000168411
Account Value [Line Items]
Account Value	18,299	$ 18,299	18,299	18,299	18,299				16,431				13,677	21,676	24,307		17,586		12,717	13,932		10,152		10,036	10,000
C000168400
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Select Growth Fund
Account Value	20,310	$ 20,310	20,310	20,310	20,310				16,455				13,871	20,528	19,204		14,416		10,897	11,747		10,032		9,389	9,424
C000168401
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Select Growth Fund
Account Value	20,243	$ 20,243	20,243	20,243	20,243				16,401				13,825	20,615	19,444		14,708		11,204	12,175		10,479		9,883	10,000
C000172970
Account Value [Line Items]
Account Value	21,254	21,254	21,254	21,254	21,254				17,163				14,408	21,255	19,822		14,831		11,171	12,001		10,215	$ 10,000
C000168403
Account Value [Line Items]
Account Value	22,116	$ 22,116	22,116	22,116	22,116				17,876				15,021	22,178	20,698		15,496		11,681	12,562		10,700		9,988	10,000
C000168396
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Mid Cap Growth Fund
Account Value	19,230	$ 19,230	19,230	19,230	19,230				15,510				13,154	20,137	19,236		14,305		11,170	12,059		9,977		9,495	9,424
C000168397
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Mid Cap Growth Fund
Account Value	18,994	$ 18,994	18,994	18,994	18,994				15,319				12,992	20,063	19,338		14,507		11,432	12,457		10,397		9,984	10,000
C000172969
Account Value [Line Items]
Account Value	20,246	20,246	20,246	20,246	20,246				16,281				13,778	21,033	20,040		14,860		11,574	12,465		10,282	10,000
C000168399
Account Value [Line Items]
Account Value	20,922	20,922	20,922	20,922	20,922				16,833				14,242	21,753	20,726		15,370		11,974	12,896		10,641		10,102	10,000
C000219869
Account Value [Line Items]
Account Value	11,861	$ 11,861	11,861	11,861	11,861				9,552				8,089	12,369	11,794	10,000
C000168393
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Growth Fund
Account Value	33,529	$ 33,529	33,529	33,529	33,529				24,955				17,252	25,869	21,573		15,905		12,250	13,145		9,977		9,795	9,424
C000168394
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Growth Fund
Account Value	33,286	$ 33,286	33,286	33,286	33,286				24,774				17,127	25,906	21,778		16,186		12,573	13,602		10,417		10,309	10,000
C000168392
Account Value [Line Items]
Account Value	36,531	$ 36,531	36,531	36,531	36,531				27,125				18,700	27,965	23,262		17,097		13,133	14,055		10,644		10,420	10,000
C000168412
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Science and Technology Fund
Account Value	33,885	$ 33,885	33,885	33,885	33,885				25,493				19,230	34,040	37,510		22,730		16,315	16,434		11,355		9,978	9,423
C000168413
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Science and Technology Fund
Account Value	33,746	$ 33,746	33,746	33,746	33,746				25,388				19,151	34,164	37,972		23,194		16,775	17,044		11,860		10,508	10,000
C000168415
Account Value [Line Items]
Account Value	36,805	$ 36,805	36,805	36,805	36,805				27,628				20,788	36,716	40,366		24,404		17,474	17,563		12,104		10,611	10,000
C000168404
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Equity Fund
Account Value	17,916	$ 17,916	17,916	17,916	17,916				14,418				13,442	21,407	23,107		16,746		12,092	13,199		9,595		9,482	9,424
C000168405
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Equity Fund
Account Value	17,754	$ 17,754	17,754	17,754	17,754				14,288				13,320	21,384	23,280		17,024		12,403	13,665		10,022		9,983	10,000
C000168407
Account Value [Line Items]
Account Value	19,305	19,305	19,305	19,305	19,305				15,491				14,411	22,884	24,673		17,848		12,869	14,024		10,179		10,018	10,000
C000219870
Account Value [Line Items]
Account Value	9,749	$ 9,749	9,749	9,749	9,749				7,830				7,293	11,590	12,509	10,000
C000168344
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS International Fund
Account Value	16,923	$ 16,923	16,923	16,923	16,923				16,057				13,401	15,933	13,970		13,235		10,874	12,169		9,715		9,487	9,427
C000168345
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS International Fund
Account Value	16,896	$ 16,896	16,896	16,896	16,896				16,032				13,380	16,025	14,152		13,509		11,193	12,611		10,150		9,973	10,000
C000168346
Account Value [Line Items]
Account Value	17,439	17,439	17,439	17,439	17,439				16,595				13,888	16,551	14,538		13,818		11,385	12,770		10,228		10,022	10,000
C000213174
Account Value [Line Items]
Account Value	13,924	13,924	13,924	13,924	13,924				13,173				10,962	12,983	11,357		10,724	$ 10,000
C000168347
Account Value [Line Items]
Account Value	18,412	$ 18,412	18,412	18,412	18,412				17,427				14,504	17,207	15,043		14,219		11,661	13,012		10,363		10,092	10,000
C000168340
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Global Fund
Account Value	28,099	$ 28,099	28,099	28,099	28,099				23,483				18,545	22,893	18,704		15,986		12,263	12,970		10,419		9,768	9,421
C000168341
Account Value [Line Items]
Line Graph and Table Measure Name		Victory RS Global Fund
Account Value	28,076	$ 28,076	28,076	28,076	28,076				23,463				18,530	23,050	18,967		16,342		12,617	13,450		10,894		10,285	10,000
C000168342
Account Value [Line Items]
Account Value	35,638	35,638	35,638	35,638	35,638				29,848				23,635	29,248	23,951		20,524		15,776	16,726		13,479		10,323	10,000
C000213170
Account Value [Line Items]
Account Value	20,056	20,056	20,056	20,056	20,056				16,708				13,154	16,201	13,188		11,247	10,000
C000168343
Account Value [Line Items]
Account Value	30,621	$ 30,621	30,621	30,621	30,621				25,523				20,107	24,768	20,173		17,202		13,162	13,879		11,125		10,396	10,000
C000168352
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Sophus Emerging Markets Fund
Account Value	12,963	$ 12,963	12,963	12,963	12,963				12,324				11,106	14,313	14,964		12,820		10,426	12,884		9,068		8,206	9,425
C000168353
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Sophus Emerging Markets Fund
Account Value	12,893	$ 12,893	12,893	12,893	12,893				12,257				11,046	14,347	15,127		13,064		10,704	13,337		9,462		8,632	10,000
C000168354
Account Value [Line Items]
Account Value	13,413	13,413	13,413	13,413	13,413				12,783				11,548	14,924	15,638		13,427		10,948	13,557		9,568		8,677	10,000
C000172968
Account Value [Line Items]
Account Value	15,094	15,094	15,094	15,094	15,094				14,284				12,818	16,445	17,118		14,596		11,814	14,536		10,181	10,000
C000168355
Account Value [Line Items]
Account Value	14,226	$ 14,226	14,226	14,226	14,226				13,478				12,102	15,545	16,195		13,830		11,207	13,796		9,675		8,727	10,000
C000168370
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Low Duration Bond Fund
Account Value	11,735	$ 11,735	11,735	11,735	11,735				11,164				10,668	11,069	10,991		10,584		10,225	10,151		10,003		9,827	9,776
C000168371
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Low Duration Bond Fund
Account Value	11,305	$ 11,305	11,305	11,305	11,305				10,755				10,277	10,735	10,742		10,424		10,140	10,144		10,074		9,980	10,000
C000168373
Account Value [Line Items]
Account Value	12,297	$ 12,297	12,297	12,297	12,297				11,660				11,128	11,508	11,400		10,953		10,556	10,456		10,280		10,074	10,000
C000168374
Account Value [Line Items]
Line Graph and Table Measure Name		Victory High Yield Fund
Account Value	15,448	$ 15,448	15,448	15,448	15,448				14,267				12,798	15,395	14,681		13,643		11,873	11,840		10,771		9,334	9,775
C000168375
Account Value [Line Items]
Line Graph and Table Measure Name		Victory High Yield Fund
Account Value	14,966	$ 14,966	14,966	14,966	14,966				13,823				12,399	15,013	14,399		13,497		11,814	11,865		10,867		9,484	10,000
C000168376
Account Value [Line Items]
Account Value	15,346	15,346	15,346	15,346	15,346				14,155				12,742	15,365	14,696		13,704		11,970	11,979		10,926		9,518	10,000
C000168377
Account Value [Line Items]
Account Value	16,212	$ 16,212	16,212	16,212	16,212				14,960				13,379	16,039	15,230		14,138		12,267	12,204		11,071		9,566	10,000
C000168378
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Tax-Exempt Fund
Account Value	12,456	$ 12,456	12,456	12,456	12,456				12,105				11,325	12,825	12,338		11,707		10,758	10,684		9,903		10,044	9,774
C000168379
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Tax-Exempt Fund
Account Value	11,968	$ 11,968	11,968	11,968	11,968				11,631				10,882	12,422	12,045		11,520		10,670	10,670		9,980		10,204	10,000
C000168380
Account Value [Line Items]
Account Value	12,898	$ 12,898	12,898	12,898	12,898				12,520				11,700	13,235	12,719		12,055		11,054	10,967		10,164		10,287	10,000
C000168381
Account Value [Line Items]
Line Graph and Table Measure Name		Victory High Income Municipal Bond Fund
Account Value	13,083	$ 13,083	13,083	13,083	13,083				12,246				11,401	13,331	12,587		11,928		11,041	11,004		10,109		10,215	9,775
C000168382
Account Value [Line Items]
Line Graph and Table Measure Name		Victory High Income Municipal Bond Fund
Account Value	12,590	$ 12,590	12,590	12,590	12,590				11,785				10,972	12,929	12,299		11,745		10,954	11,002		10,185		10,371	10,000
C000168383
Account Value [Line Items]
Account Value	13,709	13,709	13,709	13,709	13,709				12,804				11,881	13,861	13,057		12,346		11,401	11,336		10,390		10,475	10,000
C000219867
Account Value [Line Items]
Account Value	10,896	$ 10,896	10,896	10,896	10,896				10,174				9,458	11,043	10,411	10,000
C000168384
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Floating Rate Fund
Account Value	14,518	$ 14,518	14,518	14,518	14,518				13,400				12,289	13,216	12,721		12,138		11,092	11,045		10,645		9,475	9,771
C000168385
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Floating Rate Fund
Account Value	13,923	$ 13,923	13,923	13,923	13,923				12,851				11,785	12,779	12,401		11,928		10,994	11,036		10,721		9,609	10,000
C000168387
Account Value [Line Items]
Account Value	15,189	15,189	15,189	15,189	15,189				13,971				12,784	13,718	13,174		12,557		11,451	11,378		10,943		9,709	10,000
C000219868
Account Value [Line Items]
Account Value	11,988	11,988	11,988	11,988	11,988				11,047				10,116	10,862	10,430	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	18,329	18,329	18,329	18,329	18,329				14,804				11,754	14,548	11,577	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	33,560	33,560	33,560	33,560	33,560				26,953				21,302	26,340	20,830		17,220		13,102	13,761		11,308		10,092	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	33,560	33,560	33,560	33,560	33,560				26,953				21,302	26,340	20,830		17,220		13,102	13,761		11,308		10,092	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	33,560	33,560	33,560	33,560	33,560				26,953				21,302	26,340	20,830		17,220		13,102	13,761		11,308		10,092	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,399	26,399	26,399	26,399	26,399				21,323				16,929	20,953	16,674		13,793		10,528	11,110	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	29,876	29,876	29,876	29,876	29,876				24,131				19,158	23,713	18,870		15,610		11,914	12,573		10,380	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	31,310	31,310	31,310	31,310	31,310				25,044				19,831	24,217	18,816		15,892		12,086	12,641		10,376	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	18,938	18,938	18,938	18,938	18,938				15,148				11,995	14,648	11,381	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	34,254	34,254	34,254	34,254				27,399				21,696	26,494	20,585		17,386		13,223	13,829		11,351		10,138	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	32,604	32,604	32,604	32,604				26,334				20,907	25,877	20,593		17,035		13,002	13,721		11,327		10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	18,329	$ 18,329	18,329	18,329	18,329				14,804				11,754	14,548	11,577	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	16,598	$ 16,598	16,598	16,598	16,598				15,987				13,521	15,805	14,205		13,176		10,798	12,526		10,018		9,919	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	16,598	$ 16,598	16,598	16,598	16,598				15,987				13,521	15,805	14,205		13,176		10,798	12,526		10,018		9,919	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	16,598	$ 16,598	16,598	16,598	16,598				15,987				13,521	15,805	14,205		13,176		10,798	12,526		10,018		9,919	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	13,564	$ 13,564	13,564	13,564	13,564				13,064				11,049	12,916	11,608		10,767	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	16,598	$ 16,598	16,598	16,598	16,598				15,987				13,521	15,805	14,205		13,176		10,798	12,526		10,018		9,919	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	17,693	$ 17,693	17,693	17,693	17,693				15,059				12,323	15,095	12,734		10,954	$ 10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	23,793	$ 23,793	23,793	23,793	23,793				20,251				16,572	20,300	17,125		14,730		11,636	12,845		10,362	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,184	$ 24,184	24,184	24,184	24,184				20,584				16,844	20,633	17,407		14,973		11,827	13,056		10,532		9,764	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 11,432	11,432	11,432	11,432				11,291				10,699	12,299	12,492		11,620		10,688	10,687		10,321		10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 11,432	11,432	11,432	11,432				11,291				10,699	12,299	12,492		11,620		10,688	10,687		10,321		10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 11,432	11,432	11,432	11,432				11,291				10,699	12,299	12,492		11,620		10,688	10,687		10,321		10,055	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value	11,875	$ 11,875	11,875	11,875	11,875				11,638				10,961	12,598	12,739		11,841		10,835	10,862		10,436		10,043	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value	11,875	$ 11,875	11,875	11,875	11,875				11,638				10,961	12,598	12,739		11,841		10,835	10,862		10,436		10,043	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value	11,875	$ 11,875	11,875	11,875	11,875				11,638				10,961	12,598	12,739		11,841		10,835	10,862		10,436		10,043	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value	11,875	$ 11,875	11,875	11,875	11,875				11,638				10,961	12,598	12,739		11,841		10,835	10,862		10,436		10,043	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,494	$ 12,494	12,494	12,494	12,494				12,364				11,620	12,703	12,513		11,893		11,060	10,920		10,356		10,330	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,494	$ 12,494	12,494	12,494	12,494				12,364				11,620	12,703	12,513		11,893		11,060	10,920		10,356		10,330	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,494	$ 12,494	12,494	12,494	12,494				12,364				11,620	12,703	12,513		11,893		11,060	10,920		10,356		10,330	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,494	$ 12,494	12,494	12,494	12,494				12,364				11,620	12,703	12,513		11,893		11,060	10,920		10,356		10,330	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,494	$ 12,494	12,494	12,494	12,494				12,364				11,620	12,703	12,513		11,893		11,060	10,920		10,356		10,330	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,494	$ 12,494	12,494	12,494	12,494				12,364				11,620	12,703	12,513		11,893		11,060	10,920		10,356		10,330	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	10,195	$ 10,195	10,195	10,195	10,195				10,088				9,481	10,365	10,210	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 11,432	11,432	11,432	11,432				11,291				10,699	12,299	12,492		11,620		10,688	10,687		10,321		10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 11,432	11,432	11,432	11,432				11,291				10,699	12,299	12,492		11,620		10,688	10,687		10,321		10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 11,432	11,432	11,432	11,432				11,291				10,699	12,299	12,492		11,620		10,688	10,687		10,321		10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	9,247	$ 9,247	9,247	9,247	9,247				9,133				8,654	9,948	10,104	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,934	19,934	19,934	19,934	19,934				18,448				16,091	18,816	14,669		14,020		11,455	13,146		12,190		9,253	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	$ 19,934	19,934	19,934	19,934	19,934				18,448				16,091	18,816	14,669		14,020		11,455	13,146		12,190		9,253	10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,922	12,922	12,922	12,922	12,922	$ 13,061	$ 11,857	$ 12,306	11,959	$ 10,376	$ 10,692	$ 10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,934	19,934	19,934	19,934	19,934				18,448				16,091	18,816	14,669		14,020		11,455	13,146		12,190		9,253	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	17,073	17,073	17,073	17,073	17,073				15,800				13,782	16,116	12,564	10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	21,798	21,798	21,798	21,798	21,798				19,278				17,104	19,443	15,150		14,433		11,359	12,951		11,426		9,522	10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	21,798	21,798	21,798	21,798	21,798				19,278				17,104	19,443	15,150		14,433		11,359	12,951		11,426		9,522	10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	21,798	21,798	21,798	21,798	21,798				19,278				17,104	19,443	15,150		14,433		11,359	12,951		11,426		9,522	10,000
Russell 1000 Value
Account Value [Line Items]
Account Value	22,580	22,580	22,580	22,580	22,580				19,743				17,713	19,157	15,306		14,890		11,767	12,827		11,285		9,617	10,000
Russell 1000 Value
Account Value [Line Items]
Account Value	22,580	22,580	22,580	22,580	22,580				19,743				17,713	19,157	15,306		14,890		11,767	12,827		11,285		9,617	10,000
Russell 1000 Value
Account Value [Line Items]
Account Value	22,580	22,580	22,580	22,580	22,580				19,743				17,713	19,157	15,306		14,890		11,767	12,827		11,285		9,617	10,000
Russell 3000 Value Index
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	22,400				19,653				17,601	19,128	15,257		14,831		11,746	12,848		11,351		9,587	10,000
Russell 3000 Value Index
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	22,400				19,653				17,601	19,128	15,257		14,831		11,746	12,848		11,351		9,587	10,000
Russell 3000 Value Index
Account Value [Line Items]
Account Value	22,400	$ 22,400	22,400	22,400	$ 22,400				19,653				17,601	19,128	15,257		14,831		11,746	12,848		11,351		9,587	10,000
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Natural Resources Sector Index			S&P North American Natural Resources Sector Index
Account Value	15,861	$ 15,861	15,861	15,861	$ 15,861				14,672				14,154	10,557	7,544		9,314		7,918	10,032		9,910		7,572	10,000
MSCI World Commodity Producers Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers Index			MSCI World Commodity Producers Index
Account Value	14,937	$ 14,937	14,937	14,937	$ 14,937				15,769				15,519	11,746	8,913		10,498		9,404	10,921		9,709		7,438	10,000
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Natural Resources Sector Index			S&P North American Natural Resources Sector Index
Account Value	15,861	$ 15,861	15,861	15,861	$ 15,861				14,672				14,154	10,557	7,544		9,314		7,918	10,032		9,910		7,572	10,000
MSCI World Commodity Producers Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers Index			MSCI World Commodity Producers Index
Account Value	14,937	$ 14,937	14,937	14,937	$ 14,937				15,769				15,519	11,746	8,913		10,498		9,404	10,921		9,709		7,438	10,000
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Natural Resources Sector Index			S&P North American Natural Resources Sector Index
Account Value	15,861	$ 15,861	15,861	15,861	$ 15,861				14,672				14,154	10,557	7,544		9,314		7,918	10,032		9,910		7,572	10,000
MSCI World Commodity Producers Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers Index			MSCI World Commodity Producers Index
Account Value	14,937	$ 14,937	14,937	14,937	$ 14,937				15,769				15,519	11,746	8,913		10,498		9,404	10,921		9,709		7,438	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	17,979	17,979	17,979	17,979	17,979				15,613				13,158	17,867	17,375		12,905		10,044	11,075	$ 10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2500 Growth Index
Account Value [Line Items]
Account Value	24,677	24,677	24,677	24,677	24,677				21,666				18,217	24,688	23,503		16,732		12,613	13,631		10,952		9,981	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2500 Growth Index
Account Value [Line Items]
Account Value	24,677	24,677	24,677	24,677	24,677				21,666				18,217	24,688	23,503		16,732		12,613	13,631		10,952		9,981	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2500 Growth Index
Account Value [Line Items]
Account Value	22,974	22,974	22,974	22,974	22,974				20,171				16,960	22,984	21,881		15,577		11,742	12,690		10,196	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	20,252	20,252	20,252	20,252	20,252				17,586				14,821	20,126	19,571		14,537		11,314	12,475		10,212	10,000
Russell 2500 Growth Index
Account Value [Line Items]
Account Value	24,677	24,677	24,677	24,677	24,677				21,666				18,217	24,688	23,503		16,732		12,613	13,631		10,952		9,981	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	29,803	29,803	29,803	29,803	29,803				24,408				19,392	26,463	23,475		17,314		12,780	13,418		10,711		9,980	10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	29,803	29,803	29,803	29,803	29,803				24,408				19,392	26,463	23,475		17,314		12,780	13,418		10,711		9,980	10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	28,369	28,369	28,369	28,369	28,369				23,233				18,459	25,190	22,345		16,481		12,165	12,772		10,196	10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	29,803	29,803	29,803	29,803	29,803				24,408				19,392	26,463	23,475		17,314		12,780	13,418		10,711		9,980	10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	14,977	14,977	14,977	14,977	14,977				12,266				9,745	13,299	11,797	10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	47,152	47,152	47,152	47,152	47,152				35,358				24,782	34,971	27,408		19,790		14,510	14,733		11,314		10,567	10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	47,152	47,152	47,152	47,152	47,152				35,358				24,782	34,971	27,408		19,790		14,510	14,733		11,314		10,567	10,000
Russell 1000 Growth
Account Value [Line Items]
Account Value	47,152	47,152	47,152	47,152	47,152				35,358				24,782	34,971	27,408		19,790		14,510	14,733		11,314		10,567	10,000
S&P North American Technology Index
Account Value [Line Items]
Account Value	65,639	65,639	65,639	65,639	65,639				48,237				29,937	46,313	36,640		25,243		17,691	17,196		12,481		10,991	10,000
S&P North American Technology Index
Account Value [Line Items]
Account Value	65,639	65,639	65,639	65,639	65,639				48,237				29,937	46,313	36,640		25,243		17,691	17,196		12,481		10,991	10,000
S&P North American Technology Index
Account Value [Line Items]
Account Value	65,639	65,639	65,639	65,639	65,639				48,237				29,937	46,313	36,640		25,243		17,691	17,196		12,481		10,991	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,772	21,772	21,772	21,772				18,906				15,933	21,636	21,040		15,628		12,163	13,411		10,978		9,862	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	13,117	$ 13,117	13,117	13,117	$ 13,117				11,390				9,599	13,035	12,676	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index			MSCI Emerging Markets Index
Account Value	14,293	$ 14,293	14,293	14,293	$ 14,293				13,295				12,105	15,149	15,544		13,139		11,094	12,987		9,460		8,508	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index			MSCI Emerging Markets Index
Account Value	14,293	$ 14,293	14,293	14,293	$ 14,293				13,295				12,105	15,149	15,544		13,139		11,094	12,987		9,460		8,508	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index			MSCI Emerging Markets Index
Account Value	14,293	$ 14,293	14,293	$ 14,293	$ 14,293				13,295				12,105	15,149	15,544		13,139		11,094	12,987		9,460		8,508	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index		MSCI Emerging Markets Index
Account Value	15,578	$ 15,578	15,578	$ 15,578	$ 15,578				14,491				13,194	16,512	16,942		14,321		12,092	14,155		10,311	$ 10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index			MSCI Emerging Markets Index
Account Value	14,293	$ 14,293	14,293	14,293	$ 14,293				13,295				12,105	15,149	15,544		13,139		11,094	12,987		9,460		8,508	10,000
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index			Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value	11,467	$ 11,467	11,467	11,467	$ 11,467				11,023				10,569	10,988	11,055		10,716		10,345	10,186		10,143		10,056	10,000
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index			Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value	11,467	$ 11,467	11,467	11,467	$ 11,467				11,023				10,569	10,988	11,055		10,716		10,345	10,186		10,143		10,056	10,000
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index			Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value	11,467	$ 11,467	11,467	11,467	$ 11,467				11,023				10,569	10,988	11,055		10,716		10,345	10,186		10,143		10,056	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index			Bloomberg U.S. Corporate High Yield Index
Account Value	16,552	$ 16,552	16,552	16,552	$ 16,552				15,299				13,486	15,185	14,424		13,466		11,779	12,029		11,190		9,553	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index			Bloomberg U.S. Corporate High Yield Index
Account Value	16,552	$ 16,552	16,552	16,552	$ 16,552				15,299				13,486	15,185	14,424		13,466		11,779	12,029		11,190		9,553	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index			Bloomberg U.S. Corporate High Yield Index
Account Value	16,552	$ 16,552	16,552	16,552	$ 16,552				15,299				13,486	15,185	14,424		13,466		11,779	12,029		11,190		9,553	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index			Bloomberg U.S. Corporate High Yield Index
Account Value	16,552	$ 16,552	16,552	16,552	$ 16,552				15,299				13,486	15,185	14,424		13,466		11,779	12,029		11,190		9,553	10,000
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index			Bloomberg High Yield Municipal Bond Index
Account Value	15,209	$ 15,209	15,209	15,209	$ 15,209				14,305				13,099	15,074	13,987		13,335		12,049	11,502		10,485		10,181	10,000
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index			Bloomberg High Yield Municipal Bond Index
Account Value	15,209	$ 15,209	15,209	15,209	$ 15,209				14,305				13,099	15,074	13,987		13,335		12,049	11,502		10,485		10,181	10,000
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index			Bloomberg High Yield Municipal Bond Index
Account Value	15,209	$ 15,209	$ 15,209	15,209	$ 15,209				14,305				13,099	15,074	13,987		13,335		12,049	11,502		10,485		10,181	10,000
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
Account Value	11,339	$ 11,339	$ 11,339	11,339	$ 11,339				10,665				9,766	11,238	10,428	10,000
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index			Morningstar LSTA US Leveraged Loan Index
Account Value	16,521	$ 16,521	16,521	16,521	$ 16,521				15,155				13,378	13,485	12,818		12,429		11,441	11,387		10,938		9,931	10,000
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index			Morningstar LSTA US Leveraged Loan Index
Account Value	16,521	$ 16,521	16,521	16,521	$ 16,521				15,155				13,378	13,485	12,818		12,429		11,441	11,387		10,938		9,931	10,000
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index			Morningstar LSTA US Leveraged Loan Index
Account Value	16,521	$ 16,521	$ 16,521	16,521	$ 16,521				15,155				13,378	13,485	12,818		$ 12,429		$ 11,441	$ 11,387		$ 10,938		$ 9,931	$ 10,000
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 13,345	$ 13,345	$ 13,345	$ 13,345	$ 13,345				$ 12,242				$ 10,806	$ 10,892	$ 10,354	$ 10,000